Share capital	6 Months Ended
Feb. 28, 2023
Share Capital
Share capital

18. Share capital

(a)	Authorized

The Company is authorized to issue an unlimited number of common shares and an unlimited number of preference shares.

(b)	Issued and outstanding, common shares

	Shares	Consideration
	#	$

Balance, August 31, 2021	15,543,309	122,741,230
Shares issued on vesting of RSUs	91,635	681,759
Balance, February 28, 2022	15,634,944	123,422,989

	Shares	Consideration
	#	$

Balance, August 31, 2022	15,803,875	124,897,859
Return to treasury - Sideqik acquisition	(9,098)	-
Shares issued on vesting of RSUs	118,433	616,486
Shares issued under shares for services	114,057	1,333,334
Balance, February 28, 2023	16,027,267	126,847,679

(c)	Activity for the period

During the six months ended February 28, 2023, 9,098 shares related to the completion of the Sideqik acquisition were returned to the Company. The Company issued 118,433 common shares upon vesting of an equal number of RSUs, see (Note 20) and 114,057 shares for services provided by certain officers of Sideqik.

During the six months ended February 28, 2022, the Company issued 91,635 common shares upon vesting of an equal number of RSUs, see (Note 20).